MARKETABLE SECURITIES: (Tables)	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES: [Abstract]
Schedule of the fair value, cost and gross unrealized holding gains of the securities owned
Fair Value	Amortized cost	Gross unrealized loss	Gross unrealized gains
7,062	$7,141	$83	$4	$